Cover	Oct. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2022
Entity File Number	000-52759
Entity Registrant Name	Bespoke Extracts, Inc.
Entity Central Index Key	0001409197
Entity Tax Identification Number	20-4743354
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2590 Walnut St.
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80205
City Area Code	855
Local Phone Number	633-3738
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false